SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of basic and diluted net income (loss) per share of common stock (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2025
Numerator:
Net income (loss)	$ (31,629,530)	$ 485,559	$ (120,206,947)	$ 677,930	$ 5,750,293
Redeemable
Numerator:
Net income (loss)			(11,279,605)
Allocation of net income (loss)			$ (11,279,605)		$ 5,750,820
Denominator:
Basic weighted average shares outstanding (in shares)			18,500		5,987,645
Diluted weighted average shares outstanding (in shares)			18,500		5,987,645
Basic net income (loss) per share of Common Stock (in dollars per share)			$ (609.72)
Non-redeemable
Numerator:
Net income (loss)			$ (108,927,342)		$ 5,750,820
Deemed dividend			(15,422,431)
Allocation of net income (loss)			$ (124,349,773)		$ 5,750,820
Denominator:
Basic weighted average shares outstanding (in shares)			178,651		5,987,645
Diluted weighted average shares outstanding (in shares)			178,651		5,987,645
Basic net income (loss) per share of Common Stock (in dollars per share)			$ (696.05)		$ 0.96